Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount
Total Fee Amount	21,495.13
Total Transaction Valuation	155,649,000.00
Total Offset Amount
Net Fee	$ 21,495.13